Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

17 Stockholders’ Equity

The share capital of the Company as of December 31, 2015 and 2014 consists of 1,076,257,500 authorized shares, including 430,503,000 authorized shares of common stock, and 645,754,500 authorized but unissued shares of preferred stock.

At December 31, 2015, the Company has issued and paid up 346,002,862 shares (2014: 251,751,500 shares) of common stock each having a par value of €0.20 or a nominal stock capital of €69 million.

Share-based awards

The Company has granted share-based awards to the members of our board of directors, management team, our other executives, selected other key employees/talents of NXP and selected new hires to receive the Company’s shares in the future. See note 8, “Share-based Compensation”.

Treasury shares

In connection with the Company’s share repurchase programs, which originally commenced in 2011, and which were extended effective August 1, 2013 and February 6, 2014, and in accordance with the Company’s policy to provide share-based awards from its treasury share inventory, shares which have been repurchased and are held in treasury for delivery upon exercise of options and under restricted and performance share programs, are accounted for as a reduction of stockholders’ equity. Treasury shares are recorded at cost, representing the market price on the acquisition date. When issued, shares are removed from treasury shares on a first-in, first-out (FIFO) basis.

Differences between the cost and the proceeds received when treasury shares are reissued, are recorded in capital in excess of par value. Deficiencies in excess of net gains arising from previous treasury share issuances are charged to retained earnings.

The following transactions took place resulting from employee option and share plans in 2015:

2015

Total shares in treasury at beginning of year	19,171,454
Total cost	1,219

Shares acquired under repurchase program	5,336,310
Average price in $ per share	88.93
Amount paid	475

Shares delivered	5,008,782
Average price in $ per share	62.30
Amount received	51

Shares issued for the business combination	15,500,000

Total shares in treasury at end of year	3,998,982
Total cost	342